Commitments and Contingencies - Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Jan. 31, 2020
Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 985.0	$ 2,281.7
United States [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	528.6	1,264.0
Canada [member] | Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	192.5	458.3
Europe [Member] | Euro Member Countries, Euro
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	30.7	46.7
Australia and new zealand [member] | Australia, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	70.4	93.7
Latin America [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 0.6	$ 0.6